THE BEEHIVE FUND (the “Fund”)

Supplement dated May 17, 2019 to the Prospectus dated May 1, 2019

1.	The first paragraph in the section entitled “Management” beginning on page 10 of the Prospectus is hereby deleted in its entirety and replaced with the following:

The BeeHive Fund (the “Fund”) is a series of Forum Funds (the “Trust”), an open-end, management investment company (mutual fund). The Board of Trustees (the “Board”) oversees the management of the Fund and meets periodically to review the Fund’s performance, monitor investment activities and practices and discuss other matters affecting the Fund. Additional information regarding the Board and the Trust’s executive officers may be found in the Fund’s Statement of Additional Information (the “SAI”), which is available from the Fund’s website at www.TheBeeHiveFund.com.

2.	The paragraph entitled “Disclosure of Portfolio Holdings” on page 14 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Disclosure of Portfolio Holdings. A description of the Fund’s policies and procedures with respect to the disclosure of portfolio securities is available in the Fund’s SAI, which is available on the Fund’s website at www.TheBeeHiveFund.com.

3.	The section entitled “Contacting the Fund” on the back cover page of the Prospectus is hereby deleted in its entirety and replaced with the following:

Contacting the Fund
You may obtain free copies of the annual and semi-annual reports and the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

The BeeHive Fund
P.O. Box 588
Portland, Maine 04112
(866) 684-4915 (toll free)

The Fund’s Prospectus, SAI and annual and semi-annual reports are available, without charge, on the Fund’s website at: www.TheBeeHiveFund.com.

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For more information, please contact a Fund customer service representative toll free at
(866) 684-4915 (toll free).

PLEASE RETAIN FOR FUTURE REFERENCE.

THE BEEHIVE FUND (the “Fund”)

Supplement dated May 17, 2019 to the Statement of Additional Information (“SAI”) dated May 1, 2019

1.	On the front cover page of the SAI, the paragraph entitled “Account Information and Shareholder Services” is hereby deleted in its entirety and replaced with the following:

Account Information and Shareholder Services:
The BeeHive Fund
P.O. Box 588
Portland, Maine 04112
(866) 684-4915 (toll free)
BeeHiveFund.ta@atlanticfundservices.com
www.TheBeeHiveFund.com

2.	The third paragraph in the section entitled “Portfolio Holdings” beginning on page 25 of the SAI is hereby deleted in its entirety.

* * *

For more information, please contact a Fund customer service representative toll free at
(866) 684-4915 (toll free).

PLEASE RETAIN FOR FUTURE REFERENCE.